Investments in Subsidiaries	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES
16.	INVESTMENTS IN SUBSIDIARIES

The company's interest in subsidiary undertakings is as follows:

Name	Principal activity	Registered Address	Percentage shareholding	Country of incorporation
Tiziana Pharma Limited	Clinical stage biotechnology company	3rd Floor, 11-12 St James's Square, London, SW1Y 4LB	100%	England & Wales
Tiziana Therapeutics, Inc.	Clinical stage biotechnology company	420 Lexington Avenue Suite 2525 New York, NY 10170	100%	USA
Longevia Genomics SRL	Biotech Discovery Company	Via Constantinpoli 42 09100-Cagliari (CA)	100%	Italy

Tiziana Therapeutics, Inc. was incorporated on 28 October 2015. This entity was set up to house the company's US operations.

Longevia Genomics SRL was incorporated on 4 July 2016. This entity was established to enable the company to carry out R&D activities in Sardinia.